Fair Value Measurements (Details) - Schedule of fair value hierarchy - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Liabilities:
Warrant liabilities	$ 28,900,000
Level 1 [Member] | U.S. Treasury Securities Money Market Fund [Member]
Assets:
Marketable securities held in Trust Account	300,012,660	300,046,957
Level 3 [Member]
Liabilities:
Warrant liabilities	$ 16,906,666	$ 27,253,333